SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$839,043	$805,831	$1,637,953	$1,555,634
Diversified Fresh Produce — EMEA	915,629	849,848	1,713,729	1,641,003
Diversified Fresh Produce — Americas & ROW	417,645	448,200	840,396	911,892
Total segment revenue	2,172,317	2,103,879	4,192,078	4,108,529
Intersegment revenue	(31,143)	(52,970)	(61,737)	(87,389)
Total consolidated revenue, net	$2,141,174	$2,050,909	$4,130,341	$4,021,140

Segment Adjusted EBITDA:
Fresh Fruit	$65,816	$56,308	$135,027	$116,705
Diversified Fresh Produce — EMEA	42,603	38,434	66,009	57,711
Diversified Fresh Produce — Americas & ROW	14,262	17,061	22,032	29,269
Adjustments:
Income tax expense	(16,593)	(5,300)	(27,587)	(12,658)
Interest expense	(19,748)	(10,833)	(41,460)	(22,449)
Depreciation	(23,142)	(25,696)	(47,445)	(48,229)
Amortization of intangible assets	(2,574)	(2,773)	(5,190)	(5,615)
Mark to market (losses) gains	(1,035)	6,991	(1,857)	8,129
Gain on asset sales	10,387	7,816	14,554	7,816
Incremental charges on biological assets related to the acquisition of Legacy Dole	—	(17,431)	—	(34,944)
Cyber-related incident	(571)	—	(5,321)	—
Other items	(190)	(116)	(863)	752
Adjustments from equity method investments:
Dole's share of depreciation	(1,903)	(2,042)	(3,664)	(3,635)
Dole's share of amortization	(645)	(624)	(1,256)	(1,290)
Dole's share of income tax expense	(2,172)	(1,161)	(2,656)	(1,722)
Dole's share of interest expense	(750)	(1,046)	(2,059)	(1,601)
Dole's share of other items	—	12	470	—
Income from continuing operations	63,745	59,600	98,734	88,239
Loss from discontinued operations, net of income taxes	(11,438)	(11,195)	(25,944)	(36,425)
Net income	$52,307	$48,405	$72,790	$51,814